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                          streetTRACKS(R) SERIES TRUST

                   streetTRACKS(R) DJ WILSHIRE LARGE CAP ETF
                    streetTRACKS(R) DJ WILSHIRE MID CAP ETF
                 streetTRACKS(R) DJ WILSHIRE MID CAP GROWTH ETF
                 streetTRACKS(R) DJ WILSHIRE MID CAP VALUE ETF
                   streetTRACKS(R) DJ WILSHIRE SMALL CAP ETF
                          streetTRACKS(R) KBW BANK ETF
                    streetTRACKS(R) KBW CAPITAL MARKETS ETF
                       streetTRACKS(R) KBW INSURANCE ETF
                              SPDR(R) DIVIDEND ETF

   SUPPLEMENT DATED OCTOBER 31, 2005 TO THE PROSPECTUS DATED OCTOBER 31, 2005

The above-listed Funds are not yet in operation and thus are not offered by the
                                  Prospectus.